Financings (Details Textual) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended		1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2010	Dec. 31, 2011 Maximum [Member]	Nov. 30, 2012 Warrant [Member]	Nov. 30, 2011 Warrant [Member]	Nov. 30, 2011 Series D Warrant [Member]	Nov. 30, 2012 Series E Warrant [Member]	Nov. 30, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Maximum [Member]	Nov. 30, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]
Financings (Textual) [Abstract]
Aggregate purchase price of series E		$ 6,023,000											$ 7,000,000
Preferred stock, shares issued										1,124,260			424,242	424,000	424,000	0
Warrants to purchase shares of common stock		12,923,892		1,628,402		8,484,840	2,810,650						8,484,840
Common stock conversion price													$ 0.70
Initial conversion price of preferred stock and exercise price of warrants								$ 1.63	$ 0.70
Class of warrant or right expiration date									Nov. 09, 2017
Percentage of penalty											10.00%				10.00%
Aggregate purchase price under agreement										9,500,000
Convertible preferred stock shares upon conversion										5,621,300		6,266,175
Initial conversion price										$ 1.63	$ 1.63
Adjusted conversion price per share										$ 1.46	$ 1.46
Adjusted number of common stock to be issued upon conversion										5.5736
Initial number of converted shares										5
Net proceeds from issuance of preferred stock										9,100,000			6,000,000
Dividends payable in arrears to the holders of preferred stock											7.00%		4.60%	4.60%
Dividends payable in arrears to the holders of Series E preferred stock if approved by stockholders													8.00%
Financings (Additional Textual) [Abstract]
Warrant coverage ratio				0.40
Gross proceeds from a private financing	15,100,000
Common stock and warrants Sold	4,071,005														424,000
Net proceeds from issuance of common stock	$ 14,100,000
Exercise price of warrants to purchase common stock		1.24	1.63	3.71	1.63